Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2065 Fund - Fidelity Freedom 2065 Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 77
3 years	241
5 years	421
10 years	$ 941